As filed with the U.S. Securities and Exchange Commission on July 17, 2020

File No. 002-73948

File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 247	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 249	☒

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code

(512) 306-7400

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell , Esquire

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [Date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [Date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 247/249 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 17th day of July, 2020.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)

By:	/s/Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 247/249 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

/s/David G. Booth*	Director and	July 17, 2020
David G. Booth	Chairman

/s/Gerard K. O’Reilly*	Co-Chief Executive Officer and	July 17, 2020
Gerard K. O’Reilly	Chief Investment Officer

/s/David P. Butler*	Co-Chief Executive Officer	July 17, 2020
David P. Butler

/s/Lisa M. Dallmer*	Chief Financial Officer,	July 17, 2020
Lisa M. Dallmer	Treasurer and Vice President

/s/George M. Constantinides*	Director	July 17, 2020
George M. Constantinides

/s/Douglas W. Diamond*	Director	July 17, 2020
Douglas W. Diamond

/s/ Darrell Duffie*	Director	July 17, 2020
Darrell Duffie

/s/Roger G. Ibbotson*	Director	July 17, 2020
Roger G. Ibbotson

/s/Edward P. Lazear*	Director	July 17, 2020
Edward P. Lazear

/s/Myron S. Scholes*	Director	July 17, 2020
Myron S. Scholes

/s/Abbie J. Smith*	Director	July 17, 2020
Abbie J. Smith

/s/ Ingrid M. Werner*	Director	July 17, 2020
Ingrid M. Werner

* By:	/s/Ryan P. Buechner
Ryan P. Buechner Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase